Scope of consolidation - Narrative - Held for Sale and GAC-Stellantis JV (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets held for sale			€ 763	€ 2,046
Liabilities held for sale			332	113
Assets			202,128	186,156
Capitalised development expenditure
Disclosure of subsidiaries [line items]
Impairment and write-off of capitalized development expenditures			126	78	€ 151
Accumulated amortization and impairment losses
Disclosure of subsidiaries [line items]
Impairment and write-off of capitalized development expenditures			122	73
Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure of subsidiaries [line items]
Impairment and write-off of capitalized development expenditures			122	67	€ 151
GAC-Stellantis JV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Proportion of ownership interest in associate, plan to increase	0.75
Impairment loss recognised in profit or loss		€ 126		297
Impairment loss recognised in profit or loss, loans and advances				106
Impairment loss recognised in profit or loss, trade receivables				48
GAC-Stellantis JV | Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure of subsidiaries [line items]
Impairment and write-off of capitalized development expenditures				€ 16
Assets and liabilities classified as held for sale | Stellantis Otomotiz Pazarlama Anonim Sirketi
Disclosure of subsidiaries [line items]
Assets			656
Liabilities			€ 332